BLACKROCK FUNDS III

BlackRock ACWI ex-US Index Fund

BlackRock Russell 1000® Index Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED FEBRUARY 10, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2013

Effective immediately, the Funds’ Statement of Additional Information is hereby amended as follows:

The paragraph in the section entitled “Management and Advisory Arrangements – Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Christopher Bliss, Greg Savage and Alan Mason are the portfolio managers of the Master Portfolios and are jointly and primarily responsible for the day-to-day management of each Master Portfolio.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about the funds and accounts other than the applicable Master Portfolio for which the portfolio managers are primarily responsible for the day-to-day management as of December 31, 2012.

ACWI ex-US Index Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher Bliss, CFA, CPA	63	163	91	0	0	0
	$46.7 Billion	$415.7 Billion	$244.5 Billion	$0	$0	$0
Greg Savage, CFA	241	84	1	0	0	0
	$409.6 Billion	$60.63 Billion	$37.95 Billion	$0	$0	$0
Alan Mason[1]	24	636	944	0	0	0
	$10.34 Billion	$366.4 Billion	$298.8 Billion	$0	$0	$0

Russell 1000 Index Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Christopher Bliss, CFA, CPA	63	163	91	0	0	0
	$46.64 Billion	$415.7 Billion	$244.5 Billion	$0	$0	$0
Greg Savage, CFA	241	84	1	0	0	0
	$407.9 Billion	$60.63 Billion	$37.95 Billion	$0	$0	$0
Alan Mason[1]	24	636	944	0	0	0
	$10.34 Billion	$366.4 Billion	$298.8 Billion	$0	$0	$0
[1]	Information for Mr. Mason is provided as of December 31, 2013.

The first paragraph under the subsection entitled “Portfolio Manager Compensation Overview” is deleted and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of December 31, 2013.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted and replaced with the following:

The performance of each of Messrs.  Bliss, Mason and Savage is not measured against a specific benchmark.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted and replaced with the following:

Messrs. Bliss, Mason and Savage have unvested long-term incentive awards.

The last sentence of the paragraph under the subsection entitled “Portfolio Manager Compensation Overview—Other Compensation Benefits—Incentive Savings Plans” is deleted and replaced with the following:

All of the eligible portfolio managers are eligible to participate in these plans.

The subsection entitled “Share Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2012, the listed portfolio managers of each Master Portfolio beneficially owned shares in the Funds in amounts reflected in the following table:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Christopher Bliss, CFA, CPA	ACWI ex-US Index Fund	None
	Russell 1000 Index Fund	None
Alan Mason[1]	ACWI ex-US Index Fund	None
	Russell 1000 Index Fund	None
Greg Savage, CFA	ACWI ex-US Index Fund	None
	Russell 1000 Index Fund	None

[1]	Information for Mr. Mason is provided as of December 31, 2013.

Shareholders should retain this Supplement for future reference.